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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _______________

     This Amendment (check one only): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jonathan Wood
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-13258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Wood
Phone: +44 7768 480595

Signature, Place and Date of Signing:


          /s/ Jonathan Wood               London, UK    5/15/2010
-------------------------------------   -------------   ---------
             [Signature]                [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----------------------------------
28-12138                 SRM Fund Management Cayman Limited
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:     54,340
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7  COLUMN 8
--------------------------- ------------ --------- -------- ---------------- ---------- -------- ---------
                                                     VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING
        ISSUER NAME          CLASS TITLE   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS AUTHORITY
--------------------------- ------------ --------- -------- ------- --- ---- ---------- -------- ---------
VIRGIN MEDIA INC            COM          92769L101    8,854 512,986  SH        DEFINED             512,986
GOOGLE INC                  CL A         38259P508    5,782  10,195  SH        DEFINED              10,195
APPLE INC                   COM          037833100    5,154  21,930  SH        DEFINED              21,930
MBIA INC                    COM          55262C100    5,913 943,122  SH        DEFINED             943,122
ASSURED GUARANTY LTD        COM          G0585R106    5,888 268,004  SH        DEFINED             268,004
BANK OF AMERICA CORPORATION COM          060505104    5,994 335,785  SH        DEFINED             335,785
JPMORGAN CHASE & CO         COM          46625H100    5,952 133,000  SH        DEFINED             133,000
CITIGROUP INC               COM          172967101    2,816 695,320  SH        DEFINED             695,320
BLACKSTONE GROUP L P        COM UNIT LTD 09253U108    3,209 229,185  SH        DEFINED             229,185
OCH ZIFF CAP MGMT GROUP     CL A         67551U105    4,778 298,649  SH        DEFINED             298,649